Aug. 09, 2019
AllianzGI NFJ Small-Cap Value Fund
AllianzGI NFJ Small-Cap Value Fund

ALLIANZ FUNDS

Supplement Dated August 9, 2019

to the Statutory Prospectus for Class A, Class C, Class T, Class R,

Institutional Class, Class R6, Class P and Administrative Class

Shares of Allianz Funds

Dated August 28, 2018 (as revised August 30, 2018) (as supplemented thereafter)

Disclosure Relating to AllianzGI NFJ Small-Cap Value Fund (for purposes of this section only, the “Fund”)

Effective immediately, within the Fund Summary relating to the Fund, the subsection entitled “Principal Investment Strategies” is hereby restated in its entirety as follows:

The Fund seeks to achieve its investment objective by normally investing at least 80% of its net assets (plus borrowings made for investment purposes) in common stocks and other equity securities of companies with smaller market capitalizations. The Fund currently considers smaller market capitalization companies to be companies with market capitalizations of between $100 million and the greater of $4 billion or the capitalization of the largest company in the Russell 2000 Index. As of June 30, 2018, the market capitalization of the largest company in the Russell 2000 Index was $6.7 billion. The Fund may continue to hold securities of a portfolio company that subsequently appreciates above the smaller market capitalization threshold, including in situations where such securities continue to trade at valuations the portfolio managers consider attractive. Because of this, the Fund may have less than 80% of its net assets in smaller market capitalization stocks at any given time. The Fund normally invests significantly in securities of companies that the portfolio managers expect will generate income (for example, by paying dividends). The portfolio managers use a value investing style focusing on companies whose securities the portfolio managers believe are undervalued. The portfolio managers partition the Fund’s selection universe by industry and then identify what they believe to be undervalued securities in each industry to determine potential holdings for the Fund representing a broad range of industry groups. The portfolio managers use quantitative factors to screen the Fund’s selection universe, analyzing factors such as price momentum (i.e., changes in security price relative to changes in overall market prices) and earnings estimate revisions (i.e., changes in analysts’ earnings-per-share estimates), and also review and consider fundamental changes. After narrowing the universe through a combination of qualitative analysis and fundamental research, the portfolio managers select securities for the Fund. In addition to common stocks and other equity securities (such as preferred stocks, convertible securities and warrants), the Fund may invest a substantial portion of its assets in real estate investment trusts (REITs). The Fund may also invest a portion of its assets in non-U.S. securities (including through American Depositary Receipts (ADRs)), including emerging market securities.

Corresponding changes are hereby made to the subsection entitled “Principal Investments and Strategies” within the section entitled “Principal Investments and Strategies of Each Fund—AllianzGI NFJ Small-Cap Value Fund.”

Please retain this Supplement for future reference.